Commitments - Detailed Information about Contractual Obligations and Commitments (Detail) R$ in Millions	Dec. 31, 2018 BRL (R$)
Disclosure of commitments [line items]
Contractual obligations and commitments	R$ 279,108
Purchase of energy from Itaipu [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	52,777
Purchase of energy auctions [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	102,952
Purchase of energy bilateral contracts [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	2,216
Quotas of Angra 1 and Angra 2 [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	13,900
Transport of energy from Itaipu [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	8,076
Other energy purchase contracts [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	54,429
Physical quota guarantees [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	44,584
Operating leasing transactions [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	174
2019 [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	9,815
2019 [member] | Purchase of energy from Itaipu [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	1,352
2019 [member] | Purchase of energy auctions [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	2,753
2019 [member] | Purchase of energy bilateral contracts [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	314
2019 [member] | Quotas of Angra 1 and Angra 2 [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	267
2019 [member] | Transport of energy from Itaipu [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	233
2019 [member] | Other energy purchase contracts [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	3,963
2019 [member] | Physical quota guarantees [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	858
2019 [member] | Operating leasing transactions [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	75
2020 [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	9,406
2020 [member] | Purchase of energy from Itaipu [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	1,416
2020 [member] | Purchase of energy auctions [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	3,129
2020 [member] | Purchase of energy bilateral contracts [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	333
2020 [member] | Quotas of Angra 1 and Angra 2 [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	285
2020 [member] | Transport of energy from Itaipu [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	237
2020 [member] | Other energy purchase contracts [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	3,041
2020 [member] | Physical quota guarantees [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	896
2020 [member] | Operating leasing transactions [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	69
2021 [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	9,786
2021 [member] | Purchase of energy from Itaipu [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	1,381
2021 [member] | Purchase of energy auctions [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	3,525
2021 [member] | Purchase of energy bilateral contracts [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	349
2021 [member] | Quotas of Angra 1 and Angra 2 [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	291
2021 [member] | Transport of energy from Itaipu [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	220
2021 [member] | Other energy purchase contracts [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	3,057
2021 [member] | Physical quota guarantees [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	933
2021 [member] | Operating leasing transactions [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	30
2022 [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	10,919
2022 [member] | Purchase of energy from Itaipu [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	1,440
2022 [member] | Purchase of energy auctions [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	3,808
2022 [member] | Purchase of energy bilateral contracts [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	366
2022 [member] | Quotas of Angra 1 and Angra 2 [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	305
2022 [member] | Transport of energy from Itaipu [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	207
2022 [member] | Other energy purchase contracts [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	3,814
2022 [member] | Physical quota guarantees [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	979
2023 [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	11,171
2023 [member] | Purchase of energy from Itaipu [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	1,532
2023 [member] | Purchase of energy auctions [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	4,293
2023 [member] | Purchase of energy bilateral contracts [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	385
2023 [member] | Quotas of Angra 1 and Angra 2 [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	321
2023 [member] | Transport of energy from Itaipu [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	217
2023 [member] | Other energy purchase contracts [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	3,395
2023 [member] | Physical quota guarantees [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	1,028
After 2024 [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	228,011
After 2024 [member] | Purchase of energy from Itaipu [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	45,656
After 2024 [member] | Purchase of energy auctions [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	85,444
After 2024 [member] | Purchase of energy bilateral contracts [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	469
After 2024 [member] | Quotas of Angra 1 and Angra 2 [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	12,431
After 2024 [member] | Transport of energy from Itaipu [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	6,962
After 2024 [member] | Other energy purchase contracts [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	37,159
After 2024 [member] | Physical quota guarantees [member]
Disclosure of commitments [line items]
Contractual obligations and commitments	R$ 39,890